Summary of accounting policies (Policies)	12 Months Ended
Mar. 31, 2015
Summary of accounting policies
Description of business

Description of business—

Nomura Holdings, Inc. (“Company”) and its broker-dealer, banking and other financial services subsidiaries provide investment, financing and related services to individual, institutional and government clients on a global basis. The Company and other entities in which it has a controlling financial interest are collectively referred to as “Nomura” within these consolidated financial statements.

Nomura operates its business through various divisions based upon the nature of specific products and services, its main client base and its management structure. Nomura reports operating results through three business segments: Retail, Asset Management and Wholesale.

In its Retail segment, Nomura provides investment consultation services mainly to individual clients in Japan. In its Asset Management segment, Nomura develops and manages investment trusts, and provides investment advisory services. In its Wholesale segment, Nomura engages in the sales and trading of debt and equity securities, derivatives, and currencies on a global basis, and provides investment banking services such as the underwriting of debt and equity securities as well as mergers and acquisitions and financial advice.

Basis of presentation

Basis of presentation—

The accounting and financial reporting policies of the Nomura conform to accounting principles generally accepted in the United States (“U.S. GAAP”) as applicable to broker-dealers.

These consolidated financial statements include the financial statements of the Company and other entities in which it has a controlling financial interest. Nomura initially determines whether it has a controlling financial interest in an entity by evaluating whether the entity is a variable interest entity (“VIE”) under Financial Accounting Standards Board (“FASB”) Accounting Standard Codification (“ASC”) 810 “Consolidation” (“ASC 810”). VIEs are entities in which equity investors do not have the characteristics of a controlling financial interest or which do not have sufficient equity at risk for the entity to finance its activities without additional subordinated financial support. Nomura consolidates VIEs where Nomura is the primary beneficiary, which is where Nomura holds variable interests that provide power over the most significant activities of the VIE and the right to receive benefits or the obligation to absorb losses meeting a significance test, provided that Nomura is not acting as a fiduciary for other interest holders. For certain VIEs that qualify as investment companies under ASC 946 “Financial Services—Investment Companies” (“ASC 946”) or for which it is industry practice to apply guidance consistent with the measurement principles in ASC 946, Nomura is the primary beneficiary when it holds an interest that will absorb a majority of the expected losses or a majority of the expected residual returns of the entity, or both.

For entities other than VIEs, Nomura is generally determined to have a controlling financial interest in an entity when it owns a majority of the voting interests.

Equity investments in entities in which Nomura has significant influence over operating and financial decisions (generally defined as a holding of 20 to 50 percent of the voting stock of a corporate entity, or at least 3 percent of a limited partnership) are accounted for under the equity method of accounting (“equity method investments”) and reported within Other assets—Investments in and advances to affiliated companies or at fair value by electing the fair value option permitted by ASC 825 “Financial Instruments” (“ASC 825”) and reported within Trading assets, Private equity investments or Other assets—Other. Other financial investments are generally reported within Trading assets. Equity investments in which Nomura has neither control nor significant influence are carried at fair value, with changes in fair value recognized through the consolidated statements of income or the consolidated statements of comprehensive income.

Certain entities in which Nomura has a financial interest are investment companies under ASC 946. These entities carry all of their investments at fair value, with changes in fair value recognized through the consolidated statements of income.

The Company’s principal subsidiaries include Nomura Securities Co., Ltd. (“NSC”), Nomura Securities International, Inc. (“NSI”), Nomura International plc (“NIP”) and Nomura Financial Products & Services, Inc. (“NFPS”).

All material intercompany transactions and balances have been eliminated on consolidation. Certain reclassifications of previously reported amounts have been made to conform to the current year presentation.

Use of estimates

Use of estimates—

In presenting these consolidated financial statements, management makes estimates regarding the valuation of certain financial instruments and investments, the outcome of litigation and tax examinations, the recovery of the carrying value of goodwill, the allowance for doubtful accounts, the realization of deferred tax assets and other matters that affect the reported amounts of assets and liabilities as well as the disclosures in these consolidated financial statements. Estimates, by their nature, are based on judgment and available information. Therefore, actual results may differ from estimates which could have a material impact on these consolidated financial statements, and it is possible that such adjustments could occur in the near term.

Fair value of financial instruments

Fair value of financial instruments—

A significant amount of Nomura’s financial assets and financial liabilities are carried at fair value, with changes in fair value recognized through the consolidated statements of income or the consolidated statements of comprehensive income. Use of fair value is either specifically required under U.S. GAAP or Nomura makes an election to use fair value for certain eligible items under the fair value option.

Other financial assets and financial liabilities are carried at fair value on a nonrecurring basis, where the primary measurement basis is not fair value. Fair value is only used in specific circumstances after initial recognition, such as to measure impairment.

In all cases, fair value is determined in accordance with ASC 820 “Fair Value Measurements and Disclosures” (“ASC 820”) which defines fair value as the amount that would be exchanged to sell a financial asset or transfer a financial liability in an orderly transaction between market participants at the measurement date. It assumes that the transaction occurs in Nomura’s principal market, or in the absence of a principal market, the most advantageous market for the relevant financial asset or financial liability. See Note 2 “Fair value measurements” for further information regarding how Nomura estimates fair value for specific types of financial instruments used in the ordinary course of business.

Transfers of financial assets

Transfers of financial assets—

Nomura accounts for the transfer of a financial asset as a sale when Nomura relinquishes control over the asset by meeting the following conditions: (a) the asset has been isolated from the transferor (even in bankruptcy or other receivership), (b) the transferee has the right to pledge or exchange the asset received, or if the transferee is an entity whose sole purpose is to engage in securitization or asset-backed financing activities, if, the holders of its beneficial interests have the right to pledge or exchange the beneficial interests held and (c) the transferor has not maintained effective control over the transferred asset.

In connection with its securitization activities, Nomura utilizes special purpose entities (“SPEs”) to securitize commercial and residential mortgage loans, government and corporate securities and other types of financial assets. Nomura’s involvement with SPEs includes structuring and underwriting, distributing and selling debt instruments and beneficial interests issued by SPEs to investors. Nomura derecognizes financial assets transferred in securitizations provided that Nomura has relinquished control over such assets and does not consolidate the SPE. Nomura may obtain or retain an interest in the financial assets, including residual interests in the SPEs dependent upon prevailing market conditions. Any such interests are accounted for at fair value and reported within Trading assets in the consolidated balance sheets with the change in fair value reported within Revenue—Net gain on trading in the consolidated statements of income.

Foreign currency translation

Foreign currency translation—

The financial statements of the Company’s subsidiaries are measured using their functional currency which is the currency of the primary economic environment in which the entity operates. All assets and liabilities of subsidiaries which have a functional currency other than Japanese yen are translated into Japanese yen at exchange rates in effect at the balance sheet date; all revenue and expenses are translated at the average exchange rates for the respective years and the resulting translation adjustments are accumulated and reported within Accumulated other comprehensive income (loss) in NHI shareholders’ equity.

Foreign currency assets and liabilities are translated at exchange rates in effect at the balance sheet date and the resulting translation gains or losses are credited or charged to the consolidated statements of income.

Fee revenue

Fee revenue—

Revenue—Commissions includes amounts charged for executing brokerage transactions accrued on a trade date basis and are included in current period earnings. Revenue—Fees from investment banking includes securities underwriting fees and other corporate financing services fees. Underwriting fees are recorded when services for underwriting are completed. All other fees are recognized when the related services are performed. Revenue—Asset management and portfolio service fees are accrued over the period that the related services are provided or when specified performance requirements are met.

Trading assets and trading liabilities

Trading assets and trading liabilities—

Trading assets and Trading liabilities primarily comprise debt securities, equity securities and derivatives which are recognized on the consolidated balance sheets on a trade date basis and loans which are recognized on the consolidated balance sheets on a settlement date basis. Trading assets and liabilities are carried at fair value with changes in fair value reported within Revenue—Net gain on trading in the consolidated statements of income.

Collateralized agreements and collateralized financing

Collateralized agreements and collateralized financing—

Collateralized agreements consist of reverse repurchase agreements disclosed as Securities purchased under agreements to resell and securities borrowing transactions disclosed as Securities borrowed. Collateralized financing consists of repurchase agreements disclosed as Securities sold under agreements to repurchase, securities lending transactions disclosed as Securities loaned and certain other secured borrowings.

Reverse repurchase and repurchase agreements principally involve the buying or selling of securities under agreements with clients to resell or repurchase these securities to or from those clients, respectively. These transactions are generally accounted for as collateralized agreements or collateralized financing transactions and are recognized in the consolidated balance sheets at the amount for which the securities were originally acquired or sold. Certain reverse repurchase and repurchase agreements are carried at fair value through election of the fair value option. No allowance for credit losses is generally recognized against reverse repurchase agreements due to the strict collateralization requirements.

Repurchase agreements where the maturity of the security transferred as collateral matches the maturity of the repurchase agreement (“repurchase-to-maturity transactions”), which were previously accounted for as sales where the criteria for derecognition of the securities transferred under ASC 860 “Transfers and Servicing” (“ASC 860”) are met, are now also accounted for as secured borrowing transactions following adoption of ASU 2014-11 “Repurchase-to-Maturity Transactions, Repurchase Financings, and Disclosures” (“ASU 2014-11”) from January 1, 2015. See “New accounting pronouncements recently adopted” below for further information regarding the adoption of ASU 2014-11. There were no securities derecognized from the consolidated balance sheet under repurchase-to-maturity transactions as of March 31, 2014.

Nomura also enters into Gensaki Repo transactions which are the standard type of repurchase agreement used in Japanese financial markets. Gensaki Repo transactions contain margin requirements, rights of security substitution, and certain restrictions on the client’s right to sell or repledge the transferred securities. Gensaki Repo transactions are accounted for as collateralized agreements or collateralized financing transactions and are recognized on the consolidated balance sheets at the amount that the securities were originally acquired or sold.

Reverse repurchase agreements and repurchase agreements accounted for as collateralized agreements and collateralized financing transactions, respectively, entered into with the same counterparty and documented under a master netting agreement are offset in the consolidated balance sheets where the specific criteria defined by ASC 210-20 “Balance Sheet—Offsetting” (“ASC 210-20”) are met. These criteria include requirements around the maturity of the transactions, the underlying systems on which the collateral is settled, associated banking arrangements and the legal enforceability of close-out and offsetting rights under the master netting agreement.

Securities borrowing and lending transactions are generally accounted for as collateralized agreements and collateralized financing transactions, respectively. These transactions are generally cash collateralized and are recognized on the consolidated balance sheets at the amount of cash collateral advanced or received. No allowance for credit losses is generally recognized against securities borrowing transactions due to the strict collateralization requirements.

Securities borrowing and lending transactions accounted for as collateralized agreements and collateralized financing transactions, respectively, entered into with the same counterparty and documented under a master netting agreement are also offset in the consolidated balance sheets where the specific criteria defined by ASC 210-20 are met.

Other secured borrowings consist primarily of secured borrowings from financial institutions and central banks in the inter-bank money market, and are recorded at contractual amounts due.

Trading balances of secured borrowings consist of liabilities related to transfers of financial assets that are accounted for as secured financing transactions rather than sales under ASC 860 and are reported in the consolidated balance sheets within Long-term borrowings. The fair value option is generally elected for these transactions, which are carried at fair value on a recurring basis. See Note 6 “Securitizations and Variable Interest Entities” and Note 10 “Borrowings” for further information regarding these transactions.

All Nomura-owned securities pledged to counterparties where the counterparty has the right to sell or repledge the securities, including collateral transferred under Gensaki Repo transactions, are reported parenthetically within Trading assets as Securities pledged as collateral in the consolidated balance sheets.

See Note 4 “Collateralized transactions” for further information.

Derivatives

Derivatives—

Nomura uses a variety of derivative financial instruments, including futures, forwards, swaps and options, for both trading and non-trading purposes. All freestanding derivatives are carried at fair value in the consolidated balance sheets and reported within Trading assets or Trading liabilities depending on whether fair value at the balance sheet date is positive or negative, respectively. Certain derivatives embedded in hybrid financial instruments such as structured notes and certificates of deposit are bifurcated from the host contract and are also carried at fair value in the consolidated balance sheets and reported within Short-term borrowings or Long-term borrowings depending on the maturity of the underlying host contract.

Changes in fair value are recognized either through the consolidated statements of income or the consolidated statements of comprehensive income depending on the purpose for which the derivatives are used.

Derivative assets and liabilities with the same counterparty documented under a master netting agreement are offset in the consolidated balance sheets where the specific criteria defined by ASC 210-20 and ASC 815 “Derivatives and Hedging” (“ASC 815”) are met. These criteria include requirements around the legal enforceability of such close-out and offset rights under the master netting agreement. In addition, fair value amounts recognized for the right to reclaim cash collateral (a receivable) and the obligation to return cash collateral (a payable) are also offset against net derivative liabilities and net derivative assets, respectively, where certain additional criteria are met.

Trading

Derivative financial instruments used for trading purposes, including bifurcated embedded derivatives, are carried at fair value with changes in fair value reported in the consolidated statements of income within Revenue—Net gain on trading.

Non-trading

In addition to its trading activities, Nomura uses derivative financial instruments for other than trading purposes such as to manage risk exposures arising from recognized assets and liabilities, forecasted transactions and firm commitments. Certain derivatives used for non-trading purposes are formally designated as fair value and net investment hedges under ASC 815.

Nomura designates certain derivative financial instruments as fair value hedges of interest rate risk and foreign exchange risk arising from specific financial liabilities and foreign currency denominated non-trading debt securities, respectively. These derivatives are effective in reducing the risk associated with the exposure being hedged and they are highly correlated with changes in the fair value of the underlying hedged item, both at inception and throughout the life of the hedge contract. Changes in fair value of the hedging derivatives are reported together with those of the hedged financial liabilities through the consolidated statements of income within Interest expense and Revenue—Other, respectively.

Derivative financial instruments designated as hedges of the net investment in foreign operations are linked to specific subsidiaries with non-Japanese yen functional currencies. When determining the effectiveness of net investment hedges, the effective portion of the change in fair value of the hedging derivative is determined by changes in spot exchange rates and is reported through NHI shareholders’ equity within Accumulated other comprehensive income (loss). The change in fair value of the hedging derivatives attributable to changes in the difference between the forward rate and spot rate is excluded from the measure of hedge effectiveness and is reported in the consolidated statements of income within Revenue—Other.

See Note 3 “Derivative instruments and hedging activities” for further information.

Loans receivable

Loans receivable—

Loans receivable are loans which management intends to hold for the foreseeable future. Loans receivable are either carried at fair value or at amortized cost. Interest earned on loans receivable is generally reported in the consolidated statements of income within Revenue—Interest and dividends.

Loans receivable carried at fair value

Certain loans which are risk managed on a fair value basis are carried at fair value through election of the fair value option. Nomura makes this election to mitigate volatility in the consolidated statements of income caused by the difference in measurement basis that would otherwise exist between the loans and the derivatives used to risk manage those loans. Changes in the fair value of loans receivable carried at fair value are reported in the consolidated statements of income within Revenue—Net gain on trading.

Loans receivable carried at amortized cost

Loans receivable which are not carried at fair value are carried at amortized cost. Amortized cost represents cost adjusted for deferred fees and direct costs, unamortized premiums or discounts on purchased loans and after deducting any applicable allowance for credit losses.

Loan origination fees, net of direct origination costs, are amortized to Revenue—Interest and dividends as an adjustment to yield over the life of the loan. Net unamortized deferred fees and costs were ¥808 million and ¥536 million as of March 31, 2014 and March 31, 2015, respectively.

See Note 7 “Financing receivables” for further information.

Other receivables

Other receivables—

Receivables from customers include amounts receivable on client securities transactions and Receivables from other than customers include amounts receivable for securities failed to deliver, margin deposits, cash collateral receivables for derivative transactions, receivables for commissions, and net receivables arising from unsettled securities transactions. The net receivable arising from unsettled securities transactions reported within Receivables from other than customers was ¥349,573 million and ¥315,708 million as of March 31, 2014 and March 31, 2015, respectively.

These amounts are carried at contractual amounts due less any applicable allowance for credit losses which reflects management’s best estimate of probable losses incurred within these receivables which have been specifically identified as impaired. The allowance for credit losses is reported in the consolidated balance sheets within Allowance for doubtful accounts.

Loan commitments

Loan commitments—

Unfunded loan commitments written by Nomura are accounted for as either off-balance sheet instruments, or are carried at fair value on a recurring basis either as trading instruments or through election of the fair value option.

These loan commitments are generally accounted for in a manner consistent with the accounting for the loan receivable upon funding. Where the loan receivable will be classified as a trading asset or will be elected for the fair value option, the loan commitment is also generally held at fair value, with changes in fair value reported in the consolidated statements of income within Revenue—Net gain on trading. Loan commitment fees are recognized as part of the fair value of the commitment.

For loan commitments where the loan will be held for the foreseeable future, Nomura recognizes an allowance for credit losses which is reported within Other liabilities—other in the consolidated balance sheets which reflects management’s best estimate of probable losses incurred within the loan commitments which have been specifically identified as impaired. Loan commitment fees are generally deferred and recognized over the term of the loan when funded as an adjustment to yield. If drawdown of the loan commitment is considered remote, loan commitment fees are recognized over the commitment period as service revenue.

Payables and deposits

Payables and deposits—

Payables to customers include amounts payable on client securities transactions and are generally measured at contractual amounts due.

Payables to other than customers include payables to brokers and dealers for securities failed to receive, cash collateral payable for derivative transactions, certain collateralized agreements and financing transactions and net payables arising from unsettled securities transactions. Amounts are measured at contractual amounts due.

Deposits received at banks represent amounts held on deposit within Nomura’s banking subsidiaries and are measured at contractual amounts due.

Office buildings, land, equipment and facilities

Office buildings, land, equipment and facilities—

Office buildings, land, equipment and facilities, held for use by Nomura are stated at cost, net of accumulated depreciation and amortization, except for land, which is stated at cost. Significant renewals and additions are capitalized at cost. Maintenance, repairs and minor renewals are expensed as incurred in the consolidated statements of income.

The following table presents a breakdown of Office buildings, land, equipment and facilities as of March 31, 2014 and 2015.

	Millions of yen
	March 31
	2014	2015
Land	¥94,991	¥91,055
Office buildings	109,052	105,043
Equipment and facilities	48,101	46,186
Software	156,717	158,348
Construction in progress	56	437

Total	¥408,917	¥401,069

Depreciation and amortization charges of assets which are owned by Nomura are generally computed using the straight-line method and recognized over the estimated useful lives of each asset. Depreciation charges of assets which are leased by Nomura under agreements which are classified as capital leases under ASC 840 “Leases” (“ASC 840”) are generally recognized over the term of the lease. The estimated useful life of an asset takes into consideration technological change, normal deterioration and actual physical usage by Nomura. Leasehold improvements are depreciated over the shorter of their useful life and the term of the lease.

The estimated useful lives for significant asset classes are as follows:

Office buildings	5 to 50 years
Equipment and facilities	2 to 20 years
Software	Up to 5 years

Depreciation and amortization charges of both owned and capital lease assets are reported within Non-interest expenses—Information processing and communications in the amount of ¥55,992 million, ¥57,173 million, ¥59,153 million, and in Non-interest expenses—Occupancy and related depreciation in the amount of ¥35,501 million, and ¥22,295 million, and ¥19,729 million for the years ended March 31, 2013, 2014 and 2015, respectively.

Leases that involve real estate are classified as either operating or capital leases in accordance with ASC 840. Rent expense relating to operating leases is recognized over the lease term on a straight-line basis. If the lease is classified as a capital lease, Nomura recognizes the real estate as an asset on the consolidated balance sheets together with a lease obligation. The real estate is initially recognized at the lower of its fair value or present value of minimum lease payments, and subsequently depreciated over its useful life on a straight-line basis. Where Nomura has certain involvement in the construction of real estate subject to a lease, Nomura is deemed the owner of the construction project and recognizes the real estate on the consolidated balance sheets until construction is completed. At the end of the construction period the real estate is either derecognized or continues to be recognized on the consolidated balance sheets in accordance with ASC 840, depending on the extent of Nomura’s continued involvement with the real estate.

Long-lived assets, excluding goodwill and indefinite-lived intangible assets, are reviewed for impairment whenever events or changes in circumstances indicate that the carrying amount may not be recoverable. If the estimated future undiscounted cash flows generated by the asset is less than the carrying amount of the asset, a loss is recognized to the extent that the carrying value exceeds its fair value.

Nomura recognized impairment charges of ¥5,455 million and ¥1,246 million primarily related to write-downs of software, office buildings, land, equipment, facilities, and other assets for the years ended March 31, 2013 and 2014, respectively. The amount of impairment charges for the year ended March 31, 2015 was not significant. These losses are reported in the consolidated statements of income within Non-interest expenses— Other and within Other in Nomura’s segment reporting. The revised carrying values of these assets were based on the estimated fair value of the assets.

Investments in equity securities

Investments in equity securities—

Nomura holds minority stakes in the equity securities of unaffiliated Japanese financial institutions and corporations in order to promote existing and potential business relationships. These companies often have similar investments in Nomura. Such cross-holdings are a customary business practice in Japan and provide a way for companies to manage shareholder relationships.

These investments, which Nomura refers to as being held for operating purposes, are carried at fair value and reported within Other assets—Investments in equity securities in the consolidated balance sheets, with changes in fair value reported within Revenue—Gain on investments in equity securities in the consolidated statements of income. These investments comprise listed and unlisted equity securities in the amounts of ¥98,736 million and ¥38,004 million, respectively, as of March 31, 2014 and ¥121,901 million and ¥37,854 million, respectively, as of March 31, 2015.

Other non-trading debt and equity securities

Other non-trading debt and equity securities—

Certain non-trading subsidiaries within Nomura, including an insurance subsidiary, hold debt securities and minority stakes in equity securities for non-trading purposes. Non-trading securities held by non-trading subsidiaries are carried at fair value and reported within Other assets—Non-trading debt securities and Other assets—Other in the consolidated balance sheets with changes in fair value reported within Revenue—Other in the consolidated statements of income. Non-trading securities held by the insurance subsidiary are also carried at fair value within Other assets—Non-trading debt securities and Other assets—Other in the consolidated balance sheets with unrealized changes in fair value generally reported net-of-tax within Other comprehensive income (loss) in the consolidated statements of comprehensive income. Changes in fair value of non-trading debt securities designated as foreign currency fair value hedges attributable to the risk being hedged are reported within Revenue—Other in the consolidated statements of income with other unrealized changes in fair value reported net-of-tax within Other comprehensive income (loss). Realized gains and losses on non-trading securities are reported within Revenue—Other in the consolidated statements of income.

Where the fair value of non-trading securities held by Nomura’s insurance subsidiary has declined below amortized cost, the securities are assessed to determine whether the decline in fair value is other-than-temporary in nature. Nomura considers quantitative and qualitative factors including the length of time and extent to which fair value has been less than amortized cost, the financial condition and near-term prospects of the issuer and Nomura’s intent and ability to hold the securities for a period of time sufficient to allow for any anticipated recovery in fair value. If an other-than-temporary impairment loss exists, for equity securities, the security is written down to fair value, with the entire difference between fair value and amortized cost reported within Revenue—Other in the consolidated statements of income. For debt securities, an other-than-temporary impairment loss is also reported within Revenue—Other in the consolidated statements of income if Nomura intends to sell the debt security or it is more likely than not that Nomura will be required to sell the debt security before recovery of amortized cost. If Nomura does not intend to sell the debt security and it is not more likely than not that Nomura will be required to sell the debt security, only the credit loss component of an other-than-temporary impairment loss is reported in the consolidated statements of income and any non-credit loss component reported within Other comprehensive income (loss) in the consolidated statements of comprehensive income.

See Note 5 “Non-trading securities” for further information.

Short-term and long-term borrowings

Short-term and long-term borrowings—

Short-term borrowings are defined as borrowings which are due on demand, which have a contractual maturity of one year or less at issuance date, or which have a longer contractual maturity but which contain features outside of Nomura’s control that allows the investor to demand redemption within one year from original issuance date. Short-term and long-term borrowings primarily consist of commercial paper, bank borrowings, and certain structured notes issued by Nomura and SPEs consolidated by Nomura, and financial liabilities recognized in transfers of financial assets which are accounted for as financings rather than sales under ASC 860 (“secured financing transactions”). Of these financial liabilities, certain structured notes and secured financing transactions are accounted for at fair value on a recurring basis through election of the fair value option. Other short and long-term borrowings are carried at amortized cost.

Structured notes are debt securities which contain embedded features (often meeting the accounting definition of a derivative) that alter the return to the investor from simply receiving a fixed or floating rate of interest to a return that depends upon some other variable(s) such as an equity or equity index, commodity price, foreign exchange rate, credit rating of a third party or more complex interest rate calculation.

All structured notes issued by Nomura on or after April 1, 2008 are carried at fair value on a recurring basis through election of the fair value option. This blanket election for structured notes is made primarily to mitigate the volatility in the consolidated statements of income caused by differences in the measurement basis for structured notes and the derivatives used to risk manage those positions and to generally simplify the accounting Nomura applies to these financial instruments.

Certain structured notes issued prior to April 1, 2008 were already measured at fair value but others continue to be accounted for by Nomura by bifurcating the embedded derivative from the associated debt host contract. The embedded derivative is accounted for at fair value and the debt host contract is accounted for at amortized cost.

Changes in the fair value of structured notes elected for the fair value option and bifurcated embedded derivatives are reported within Revenue—Net gain on trading in the consolidated statements of income.

See Note 10 “Borrowings” for further information.

Income taxes

Income taxes—

Deferred tax assets and liabilities are recognized to reflect the expected future tax consequences of operating loss carryforwards, tax credit carryforwards and temporary differences between the carrying amounts for financial reporting purposes and the tax bases of assets and liabilities based upon enacted tax laws and tax rates. Nomura recognizes deferred tax assets to the extent it believes that it is more likely than not that a benefit will be realized. A valuation allowance is established against deferred tax assets for tax benefits available to Nomura that are not deemed more likely than not to be realized.

Deferred tax assets and deferred tax liabilities that relate to the same tax-paying component within a particular tax jurisdiction are offset in the consolidated balance sheets. Net deferred tax assets and net deferred tax liabilities are reported within Other assets—Other and Other liabilities in the consolidated balance sheets.

Nomura recognizes and measures unrecognized tax benefits based on Nomura’s estimate of the likelihood, based on technical merits, that tax positions will be sustained upon examination based on the facts and circumstances and information available at the end of each period. Nomura adjusts the level of unrecognized tax benefits when there is more information available, or when an event occurs requiring a change. The reassessment of unrecognized tax benefits could have a material impact on Nomura’s effective tax rate in the period in which it occurs.

Nomura recognizes income tax-related interest and penalties within Income tax expense in the consolidated statements of income.

See Note 15 “Income taxes” for further information.

Stock-based and other compensation awards

Stock-based and other compensation awards—

Stock-based awards issued by Nomura to senior management and other employees are classified as either equity or liability awards depending on the terms of the award.

Stock-based awards such as Stock Acquisition Rights (“SARs”) which are expected to be settled by the delivery of the Company’s common stock are classified as equity awards. For these awards, total compensation cost is generally fixed at the grant date and measured using the grant-date fair value of the award, net of any amount the employee is obligated to pay and estimated forfeitures.

Stock-based awards such as Notional Stock Units (“NSUs”) and Collared Notional Stock Units (“CSUs”) which are expected to be settled in cash are classified as liability awards. Other awards such as Notional Index Units (“NIUs”) which are linked to a world stock index quoted by Morgan Stanley Capital International and which are expected to be cash settled are also effectively classified as liability awards. Liability awards are remeasured to fair value at each balance sheet date, net of estimated forfeitures with the final measurement of cumulative compensation cost equal to the settlement amount.

Multi-year Performance Deferral (“MYPD”) awards which contain performance conditions and are expected to result in the issuance of SARs or NSUs are classified as equity or liability awards, respectively.

For both equity and liability awards, fair value is determined either by using option pricing models, the market price of the Company’s common stock or the price of the third party index, as appropriate. Compensation cost is recognized in the consolidated statements of income over the requisite service period, which generally is equal to the contractual vesting period. For MYPD awards with performance conditions, compensation expense is also recognized over the requisite service period to the extent it is probable that the performance conditions will be met. Where an award has graded vesting, compensation expense is recognized using the accelerated recognition method.

Certain new deferred awards granted since May 2013 include “Full Career Retirement” provisions which permit recipients of the awards to continue to vest in the awards upon voluntary termination if certain criteria based on corporate title and length of service within Nomura are met. The requisite service period for these awards ends on the earlier of the contractual vesting date and the date that the recipients become eligible for Full Career Retirement.

See Note 13 “Deferred compensation plans” for further information.

Earnings per share

Earnings per share—

The computation of basic earnings per share is based on the weighted average number of shares outstanding during the year. Diluted earnings per share reflects the assumed conversion of all dilutive securities based on the most advantageous conversion rate or exercise price available to the investors, and assuming conversion of convertible debt under the if-converted method.

See Note 11 “Earnings per share” for further information.

Cash and cash equivalents	Cash and cash equivalents— Nomura defines cash and cash equivalents as cash on hand and demand deposits with banks.
Goodwill and intangible assets

Goodwill and intangible assets—

Goodwill is recognized upon completion of a business combination as the difference between the purchase price and the fair value of the net assets acquired. Subsequent to initial recognition, goodwill is not amortized but is tested for impairment at a reporting unit level during the fourth quarter of each fiscal year, or more frequently during earlier interim periods if events or circumstances indicate there may be impairment. Nomura’s reporting units are at one level below its business segments.

Nomura tests goodwill of each separate reporting unit by initially qualitatively assessing whether events and circumstances indicate that it is more likely than not (i.e. greater than 50%) that a reporting unit’s fair value is less than its carrying amount. If such assessment indicates fair value is not less than the carrying value, the reporting unit is deemed not to be impaired and no further analysis is required. If it is more likely than not that the fair value of the reporting unit is below its carrying value, a quantitative two-step impairment test is then performed.

In the first step, the current estimated fair value of the reporting unit is compared with its carrying value, including goodwill. If the fair value is less than the carrying value, then a second step is performed. In the second step, the implied current fair value of the reporting unit’s goodwill is determined by comparing the fair value of the reporting unit to the fair value of the net assets of the reporting unit, as if the reporting unit were being acquired in a business combination. An impairment loss is recognized if the carrying value of goodwill exceeds its implied current fair value.

Intangible assets not subject to amortization (“indefinite-lived intangible assets”) are tested for impairment on an individual asset basis during the fourth quarter of each fiscal year, or more frequently during earlier interim periods if events or circumstances indicate there may be impairment. Similar to goodwill, Nomura tests an indefinite-lived intangible asset by initially qualitatively assessing whether events or circumstances indicate that it is more likely than not that the fair value of the intangible asset is less than its carrying amount. If such assessment indicates fair value is not less than the carrying value, the intangible asset is deemed not to be impaired and no further analysis is required. If it is more likely than not that the fair value of the intangible asset is below its carrying value, the current estimated fair value of the intangible asset is compared with its carrying value. An impairment loss is recognized if the carrying value of the intangible asset exceeds its estimated fair value.

Intangible assets with finite lives (“finite-lived intangible assets”) are amortized over their estimated useful lives and tested for impairment either individually or with other assets (“asset group”) when events and circumstances indicate that the carrying value of the intangible asset (or asset group) may not be recoverable.

A finite-lived intangible asset is impaired when its carrying amount or the carrying amount of the asset group exceeds its fair value. An impairment loss is recognized only if the carrying amount of the intangible asset (or asset group) is not recoverable and exceeds its fair value.

For both goodwill and intangible assets, to the extent an impairment loss is recognized, the loss establishes a new cost basis for the asset which cannot be subsequently reversed.

See Note 9 “Other assets—Other/Other liabilities” for further information.

Nomura’s equity method investments are tested in their entirety for other-than-temporary impairment when there is an indication of impairment. The underlying assets associated with the equity method investments, including goodwill, are not tested separately for impairment.

Restructuring costs

Restructuring costs—

Costs associated with an exit activity are recognized at fair value in the period in which the liability is incurred. Such costs include one-time termination benefits provided to employees, costs to terminate certain contracts and costs to relocate employees. Termination benefits provided to employees as part of ongoing benefit arrangements are recognized as liabilities at the earlier of the date an appropriately detailed restructuring plan is approved by regional executive management or the terms of the involuntary terminations are communicated to employees potentially affected. Contractual termination benefits included in an employee’s contract of employment that is triggered by the occurrence of a specific event are recognized during the period in which it is probable that Nomura has incurred a liability and the amount of the liability can be reasonably estimated. A one-time termination benefit is established by a plan of termination that applies to a specified termination event and is recognized when an appropriately detailed restructuring plan is approved by regional executive management and the terms of the involuntary terminations are communicated to those employees potentially affected by the restructuring.

See Note 14 “Restructuring initiatives” for further information.

Employee benefit plans

Employee benefit plans—

Nomura provides certain eligible employees with various benefit plans, including pensions and other post-retirement benefits. These benefit plans are classified as either defined benefit plans or defined contribution plans.

Plan assets and benefit obligations, as well as the net periodic benefit cost of a defined benefit pension or post-retirement benefit plan, are recognized based on various actuarial assumptions such as discount rates, expected return on plan assets and future compensation levels at the balance sheet date. Actuarial gains and losses in excess of 10% of the greater of the benefit obligation or the fair value of plan assets and unrecognized prior service costs or credits are amortized to net periodic benefit cost on a straight-line basis over the average remaining service life of active employees expected to receive benefits. The overfunded or underfunded status of a plan is reported within Other assets—Other or Other liabilities in the consolidated balance sheets, and changes in funded status are reflected in net periodic benefit cost and Other comprehensive income (loss) on a net-of-tax basis in the consolidated statements of comprehensive income.

The net periodic pension and other benefit cost of defined contribution plans is recognized within Compensation and benefits in the consolidated statements of income when the employee renders service to Nomura, which generally coincides with when contributions to the plan are made.

See Note 12 “Employee benefit plans” for further information.

New accounting pronouncements adopted during the current year

New accounting pronouncements adopted during the current year—

The following new accounting pronouncements relevant to Nomura have been adopted during the year ended March 31, 2015:

Release of cumulative translation adjustment amounts

In March 2013, the FASB issued amendments changes to ASC 810-10 “Consolidation—Overall” (“ASC 810-10”) and ASC 830-30 “Foreign Currency Matters—Translation of Financial Statements” (“ASC 830-30”) through issuance of ASU 2013-05 “Parent’s Accounting for the Cumulative Translation Adjustment upon Derecognition of Certain Subsidiaries or Groups of Assets within a Foreign Entity or of an Investment in a Foreign Entity” (“ASU 2013-05”). The amendments resolve diversity in practice about whether guidance in ASC 810-10 or ASC 830-30 applies to the release of cumulative translation adjustment amounts into earnings when a parent sells part or all of its investment in a foreign entity (or no longer holds a controlling financial interest in a subsidiary).

ASU 2013-05 is effective for fiscal years, and interim periods within those years, beginning after December 15, 2013 with early adoption permitted.

Nomura adopted ASU 2013-05 from April 1, 2014 and these amendments have not had a material impact on these consolidated financial statements.

Investment companies

In June 2013, the FASB issued amendments to ASC 946 through issuance of ASU 2013-08 “Amendments to the Scope, Measurement, and Disclosure Requirements” (“ASU 2013-08”). ASU 2013-08 modifies the guidance under ASC 946 for determining whether an entity is an investment company, which is an entity that is required to measure its investments at fair value, including controlling financial interests in investees that are not investment companies. ASU 2013-08 also requires an investment company to measure noncontrolling ownership interests in other investment companies at fair value rather than using the equity method of accounting, and introduces certain new disclosure requirements, including information about financial support provided, or contractually required to be provided, by an investment company to any of its investees.

ASU 2013-08 is effective for fiscal years, and interim periods within those years, beginning after December 15, 2013 with early adoption prohibited.

Nomura adopted ASU 2013-08 from April 1, 2014 and these amendments have not had a material impact on these consolidated financial statements.

Income taxes

In July 2013, the FASB issued amendments to ASC 740 “Income Taxes” through issuance of ASU 2013-11 “Presentation of an Unrecognized Tax Benefit When a Net Operating Loss Carryforward, a Similar Tax Loss, or a Tax Credit Carryforward Exists” (“ASU 2013-11”). ASU 2013-11 reduces diversity in how unrecognized tax benefits are presented when a net operating loss carryforward, similar tax loss, or a tax credit carryforward exists by generally requiring an unrecognized tax benefit to be presented as a reduction of a deferred tax asset, unless these tax attributes are not available under relevant tax law to settle additional income taxes that would result from the disallowance of a tax position.

ASU 2013-11 is effective for fiscal years, and interim periods within those years, beginning after December 15, 2013, with early adoption permitted.

Nomura adopted ASU 2013-11 from April 1, 2014 and these amendments have not had a material impact on these consolidated financial statements.

Repurchase agreements and similar transactions

In June 2014, the FASB issued amendments to ASC 860 through issuance of ASU 2014-11 “Repurchase-to- Maturity Transactions, Repurchase Financings, and Disclosures”. These amendments change the accounting for repurchase-to-maturity transactions which are repurchase agreements where the maturity of the financial assets transferred as collateral matches the maturity of the repurchase agreement. Under ASU 2014-11, all repurchase-to-maturity transactions are now accounted for as secured borrowing transactions in the same way as most other repurchase agreements rather than as a sale of the transferred financial assets and a separate forward commitment to repurchase the financial assets. The amendments also change the accounting for repurchase financing arrangements which are transactions involving the transfer of financial assets to a counterparty executed contemporaneously with a reverse repurchase agreement with the same counterparty. Under ASU 2014-11, all repurchase financings are now accounted for separately, which result in secured lending accounting for the reverse repurchase agreement.

ASU 2014-11 also amends ASC 860 by introducing new disclosure requirements regarding the remaining contractual maturity of repurchase agreements and securities lending transactions accounted for as secured borrowings and nature of underlying financial assets transferred, as well as new disclosure requirements regarding certain other transactions which involve the transfer of financial assets accounted for as sales and where Nomura, as transferor, retains substantially all of the exposure to the economic return on the transferred financial assets throughout the term of the transaction through an agreement entered into in contemplation of the original transfer.

The amendments to the accounting treatment of repurchase-to-maturity transactions and repurchase financing arrangements are effective for interim or annual periods beginning after December 15, 2014 with early adoption prohibited. As of adoption date, the accounting for all outstanding repurchase-to-maturity transactions and repurchase financing arrangements is adjusted by means of a cumulative-effect adjustment to the balance sheet and retained earnings.

Nomura adopted these accounting amendments from January 1, 2015 and these amendments have not had a material impact on these consolidated financial statements.

The new disclosure requirements regarding transfers of financial assets which are accounted for as sales and where the transferor retains substantially all of the exposure of the transferred financial assets are effective for interim or annual periods beginning after December 15, 2014.

Nomura adopted these disclosure requirements from January 1, 2015. Because these amendments only enhance disclosures around the nature of these transactions rather than change the accounting treatment, they have not had a material impact on these consolidated financial statements. See Note 3 “Derivative instruments and hedging activities” where these new disclosures have been provided.

The new disclosure requirements regarding the remaining contractual maturity of repurchase agreements and securities lending transactions accounted for as secured borrowings and nature of underlying financial assets transferred, are effective for annual periods beginning after December 15, 2014 and interim periods beginning after March 15, 2015.

Nomura will adopt these disclosure requirements from April 1, 2015 and initially make these disclosures in its interim consolidated financial statements for the quarter ended June 30, 2015. Because these amendments only enhance disclosures around the nature of these transactions rather than change the accounting for repurchase agreements and securities lending transactions, Nomura does not expect these disclosures to have a material impact on these consolidated financial statements.

Future accounting developments

Future accounting developments—

The following new accounting pronouncements relevant to Nomura will be adopted in future periods:

Foreclosed mortgage loans

In January 2014, the FASB issued amendments to ASC 310-40 “Receivables – Troubled Debt Restructurings by Creditors” (“ASC 310-40”) through issuance of ASU 2014-04 “Reclassification of Residential Real Estate Collateralized Consumer Mortgage Loans upon Foreclosure” (“ASU 2014-04”). ASU 2014-04 expands ASC 310-40 to provide guidance on when an in substance repossession or foreclosure occurs, when a creditor is considered to have received physical possession of a residential real estate property collateralizing a consumer mortgage loan and introduces new disclosure requirements regarding foreclosed residential real estate property held by the creditor and consumer mortgage loans currently in foreclosure proceedings.

ASU 2014-04 is effective for annual periods, and interim periods within those annual periods, beginning after December 15, 2014 with early adoption permitted.

Nomura will adopt ASU 2014-04 from April 1, 2015 and does not expect these amendments to have a material impact on these consolidated financial statements.

Foreclosed government-guaranteed mortgage loans

In August 2014, the FASB issued amendments to ASC 310-40 through issuance of ASU 2014-14 “Classification of Certain Government-Guaranteed Mortgage Loans upon Foreclosure” (“ASU 2014-14”). ASU 2014-14 expands ASC 310-40 to provide guidance on when a creditor should recognize a separate receivable instead of real estate upon foreclosure of a government-guaranteed mortgage loan.

ASU 2014-14 is effective for annual periods, and interim periods within those annual periods, beginning after December 15, 2014 with early adoption permitted and may be adopted using either a modified retrospective approach or prospectively.

Nomura will adopt ASU 2014-14 from April 1, 2015 and does not expect these amendments to have a material impact on these consolidated financial statements.

Reporting discontinued operations

In April 2014, the FASB issued amendments to ASC 205 “Presentation of Financial Statements” and ASC 360 “Property, Plant and Equipment” (“ASC 360”) through issuance of ASU 2014-08, “Reporting Discontinued Operations and Disclosures of Disposals of Components of an Entity” (“ASU 2014-08”). ASU 2014-08 changes the criteria for discontinued operations reporting with the intention of less disposals qualifying and also introduces new presentation and disclosure requirements.

ASU 2014-08 is effective prospectively for all disposals or expected disposals classified as held for sale that occur within annual periods beginning on or after December 15, 2014 and interim periods within those years. Early adoption is permitted, but only for disposals or expected disposals classified as held for sale that have not been reported in financial statements previously issued or available for issue.

Nomura will adopt ASU 2014-08 from April 1, 2015 and does not expect these amendments to have a material impact on these consolidated financial statements.

Revenue recognition

In May 2014, the FASB issued ASC 606 “Revenue from Contracts with Customers” as well as amendments to other pronouncements, including ASC 350 “Intangibles—Goodwill and Other”, ASC 360, and ASC 605-35 “Revenue Recognition—Construction-Type and Production-Type Contracts” through issuance of ASU 2014-09 “Revenue from Contracts with Customers” (“ASU 2014-09”). ASU 2014-09 replaces existing revenue recognition guidance in ASC 605 “Revenue Recognition” and certain other industry-specific revenue recognition guidance, and specifies the accounting for certain costs to obtain or fulfill a contract with a customer and provides recognition and measurement guidance in relation to sales of non-financial assets. The core principle of ASU 2014-09 is to account for the transfer of goods or services to customers at an amount that reflects the consideration to which an entity expects to be entitled in exchange for those goods or services. It provides guidance on how to achieve this core principle, including how to identify contracts with customers and separate performance obligations in the contract, how to determine and allocate the transaction price to such performance obligations and how to recognize revenue when a performance obligation has been satisfied.

ASU 2014-09 is effective for annual reporting periods, and interim periods within those reporting periods, beginning after December 15, 2016. However, in April 2015, the FASB proposed to defer the effective date to annual reporting periods beginning after December 15, 2017, with early adoption permitted for annual reporting periods and interim periods within those reporting periods beginning after December 15, 2016. Assuming the proposal to defer is adopted by the FASB, Nomura expects to adopt ASU 2014-09 from April 1, 2018 and is currently evaluating the potential impact it may have on these consolidated financial statements.

Stock compensation

In June 2014, the FASB issued amendments to ASC 718 “Compensation—Stock Compensation” (“ASC 718”) through issuance of ASU 2014-12 “Accounting for Share-Based Payments When the Terms of an Award Provide That a Performance Target Could Be Achieved after the Requisite Service Period” (“ASU 2014-12”). ASU 2014-12 requires a performance target that affects vesting and that could be achieved after the requisite service period be accounted for as a performance condition based on the existing guidance in ASC 718 rather than as a nonvesting condition that affects the grant-date fair value of the award.

ASU 2014-12 is effective for annual periods, and interim periods within those annual periods, beginning after December 15, 2015 with early adoption permitted. ASU 2014-12 may be applied either by prospectively or retrospectively.

Nomura currently plans to adopt ASU 2014-12 from April 1, 2016 and does not expect these amendments to have a material impact on these consolidated financial statements.

Collateralized financing entities

In August 2014, the FASB issued amendments to ASC 810 through issuance of ASU 2014-13 “Measuring the Financial Assets and the Financial Liabilities of a Consolidated Collateralized Financing Entity” (“ASU 2014-13”) which provides an alternative to ASC 820 for measuring the fair value of financial assets and the financial liabilities of a consolidated variable interest entity which meet the definition of a collateralized financing entity.

When the measurement alternative of ASU 2014-13 is elected, both the financial assets and financial liabilities of a consolidated collateralized financing entity are measured using whichever fair value measurement is more observable, in order to eliminate differences that may arise when the fair value of financial assets and financial liabilities is determined separately.

ASU 2014-13 is effective for annual periods, and interim periods within those annual periods, beginning after December 15, 2015 with early adoption permitted.

Nomura currently plans to adopt ASU 2014-13 from April 1, 2016 and is currently evaluating the potential impact these amendments may have on these consolidated financial statements.

Consolidation

In February 2015, the FASB issued amendments to ASC 810 through issuance of ASU 2015-02 “Amendments to the Consolidation Analysis” (“ASU 2015-02”) which aims to simplify the existing complex guidance within ASC 810 for determining whether certain legal entities such as limited partnerships and similar entities should be consolidated. In particular, ASU 2015-02:

•

Rescinds the indefinite deferral of FASB Statement No. 167 “Amendments to FASB Interpretation No. 46(R)” introduced by ASU 2010-10 “Amendments for Certain Investment Funds” applied to certain investment companies, money market funds, qualifying real estate funds and similar entities;

•	Provides an exception from consolidation for certain registered money market funds and similar entities;

•	Modifies the evaluation of whether limited partnerships and similar legal entities are variable interest entities or voting interest entities under ASC 810;

•	Modifies how fee arrangements and related party relationships should be considered in determining whether a variable interest entity should be consolidated; and

•

Introduces new disclosure requirements regarding financial support arrangements with certain registered money market funds and similar entities to which the exception from consolidation has been applied.

ASU 2015-02 is effective for fiscal years, and for interim periods within those fiscal years, beginning after December 15, 2015 with early adoption permitted, including adoption in an interim period.

Nomura currently plans to adopt ASU 2015-02 from April 1, 2016 and is currently evaluating the potential impact these amendments may have on these consolidated financial statements.

Presentation of debt issuance costs

In April 2015, the FASB issued amendments to ASC 835-30 “Interest–Imputation of Interest” (“ASC 835-30”) through issuance of ASU 2015-03 “Simplifying the Presentation of Debt Issuance Costs” (“ASU 2015-03”). ASU 2015-03 requires that debt issuance costs related to a recognized debt liability, which are currently presented as a separate asset under ASC 835-30, be presented as a direct deduction from the carrying amount of that debt liability, consistent with debt discounts.

ASU 2015-03 is effective for fiscal years, and for interim periods within those fiscal years, beginning after December 15, 2015 with early adoption permitted.

Nomura currently plans to adopt ASU 2015-03 from April 1, 2016 and does not expect these amendments to have a material impact on these consolidated financial statements.

Customers’ accounting for fees paid in a cloud computing arrangement

In April 2015, the FASB issued amendments to ASC 350-40 “Intangibles—Goodwill and Other—Internal-Use Software” through issuance of ASU 2015-05 “Customer’s Accounting for Fees Paid in a Cloud Computing Arrangement” (“ASU 2015-05”). ASU 2015-05 provides guidance on determining whether cloud computing arrangements, namely where software, platforms, infrastructure or similar hosting arrangements are provided by a third party, contain a software license that should be accounted for in the same way as the acquisition of other software licenses.

ASU 2015-05 is effective for fiscal years, and interim periods within those years, beginning after December 15, 2015 with early adoption permitted.

Nomura currently plans to adopt ASU 2015-05 from April 1, 2016 and does not expect these amendments to have a material impact on these consolidated financial statements.

Disclosures for investments in certain entities that calculate net asset value per share (or its equivalent)

In May 2015, the FASB issued amendments to ASC 820 through issuance of ASU 2015-07 “Disclosures for Investments in Certain Entities That Calculate Net Asset Value per Share (or Its Equivalent)” (“ASU 2015-07”). ASU 2015-07 removes the requirement to report the fair value of investments for which fair value is estimated using net asset value as a practical expedient within the fair value hierarchy and also revises certain other disclosure requirements for these types of investment.

ASU 2015-07 is effective for fiscal years, and interim periods within those years, beginning after December 15, 2015 with early adoption permitted.

Nomura currently plans to adopt ASU 2015-07 from April 1, 2016. Because these amendments only remove certain disclosure requirements around investments which are measured at fair value using net asset value as a practical expedient, rather than change when such practical expedient can be used, Nomura does not expect these amendments to have a material impact on these consolidated financial statements.